UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2020

Date of reporting period: October 31, 2019

Item 1.    Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

OCTOBER 31, 2019

2019 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares Asia/Pacific Dividend ETF | DVYA | NYSE Arca
•	iShares Emerging Markets Dividend ETF | DVYE | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of October 31, 2019	iShares® Asia/Pacific Dividend ETF

Investment Objective

The iShares Asia/Pacific Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in Asia/Pacific developed markets, as represented by the Dow Jones Asia/Pacific Select Dividend 30 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.30%	11.56%	1.04%	3.18%	11.56%	5.28%	27.24%
Fund Market	2.91	11.26	0.82	3.15	11.26	4.16	26.95
Index	3.58	12.00	1.31	3.49	12.00	6.74	30.17

The inception date of the Fund was 2/23/12. The first day of secondary market trading was 2/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 1,033.00	$ 2.50		$ 1,000.00	$ 1,022.70	$ 2.49		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	26.4%
Consumer Discretionary	26.4
Communication Services	13.3
Materials	12.3
Utilities	8.3
Industrials	7.3
Information Technology	3.4
Energy	2.6

(a)	Excludes money market funds.

ALLOCATION BY COUNTRY

Country	Percent of Total Investments	(a)
Australia	56.4%
Hong Kong	17.9
Japan	10.1
Singapore	8.4
New Zealand	7.2

FUND SUMMARY	3

Fund Summary as of October 31, 2019	iShares® Emerging Markets Dividend ETF

Investment Objective

The iShares Emerging Markets Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in emerging markets, as represented by the Dow Jones Emerging Markets Select Dividend IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(1.69)%	7.90%	2.03%	0.27%	7.90%	10.56%	2.13%
Fund Market	(1.83)	8.09	2.08	0.27	8.09	10.83	2.11
Index	(1.52)	8.38	2.13	0.28	8.38	11.11	2.21

The inception date of the Fund was 2/23/12. The first day of secondary market trading was 2/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 983.10	$ 2.44		$ 1,000.00	$ 1,022.70	$ 2.49		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	15.7%
Financials	15.1
Materials	15.1
Communication Services	12.8
Real Estate	12.5
Utilities	9.1
Energy	8.0
Consumer Discretionary	5.7
Industrials	3.8
Consumer Staples	2.2

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
Taiwan	22.1%
Russia	17.2
China	10.6
Brazil	9.7
South Africa	7.9
Thailand	7.5
Turkey	4.1
India	3.9
United Arab Emirates	3.4
Malaysia	3.1

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE /SHAREHOLDER EXPENSES	5

Schedule of Investments (unaudited) October 31, 2019	iShares® Asia/Pacific Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 56.0%
AusNet Services	756,677	$964,428
Australia & New Zealand Banking Group Ltd.	50,334	927,279
Bendigo & Adelaide Bank Ltd.	176,599	1,295,763
Boral Ltd.	268,561	930,676
Commonwealth Bank of Australia	19,109	1,035,570
CSR Ltd.	556,904	1,588,431
Harvey Norman Holdings Ltd.	549,258	1,547,702
JB Hi-Fi Ltd.	67,669	1,726,826
McMillan Shakespeare Ltd.	117,795	1,300,913
National Australia Bank Ltd.	75,826	1,494,596
Perpetual Ltd.	39,117	968,301
Super Retail Group Ltd.	222,867	1,460,206
Sydney Airport	178,041	1,076,967
Westpac Banking Corp.	62,701	1,218,612
Woodside Petroleum Ltd.	37,963	842,179

		18,378,449

Hong Kong — 17.7%
Giordano International Ltd.	3,232,000	1,026,791
Haitong International Securities Group Ltd.	2,829,000	822,961
HK Electric Investments & HK Electric Investments Ltd.	816,000	814,157
PCCW Ltd.	1,912,000	1,136,803
Power Assets Holdings Ltd.	128,500	917,307
VTech Holdings Ltd.	125,600	1,102,527

		5,820,546

Japan — 10.0%
JFE Holdings Inc.	49,500	625,933
Mitsubishi Chemical Holdings Corp.	113,300	870,515
Nissan Motor Co. Ltd.	121,300	773,546
Subaru Corp.	35,500	1,025,545

		3,295,539

New Zealand — 7.2%
SKYCITY Entertainment Group Ltd.	418,727	1,049,951

Security	Shares	Value

New Zealand (continued)
Spark New Zealand Ltd.	455,208	$1,307,823

		2,357,774

Singapore — 8.4%
DBS Group Holdings Ltd.	44,500	850,141
Singapore Telecommunications Ltd.(a)	454,000	1,100,849
StarHub Ltd.(a)	827,682	790,614

		2,741,604

Total Common Stocks — 99.3% (Cost: $35,754,079)		32,593,912

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(b)(c)(d)	1,160,444	1,161,024
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(b)(c)	16,000	16,000

		1,177,024

Total Short-Term Investments — 3.6% (Cost: $1,177,000)		1,177,024

Total Investments in Securities — 102.9% (Cost: $36,931,079)		33,770,936

Other Assets, Less Liabilities — (2.9)%		(948,036)

Net Assets — 100.0%		$32,822,900

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,502,420	(1,341,976)	1,160,444	$1,161,024	$2,317	(b)	$431		$(335)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,503	4,497	16,000	16,000	289		—		—

				$1,177,024	$2,606		$431		$(335)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Asia/Pacific Dividend ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$32,593,912	$—	$—	$32,593,912
Money Market Funds	1,177,024	—	—	1,177,024

	$33,770,936	$—	$—	$33,770,936

See notes to financial statements.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) October 31, 2019	iShares® Emerging Markets Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 5.9%
AES Tiete Energia SA	1,821,551	$5,313,462
CCR SA	1,132,200	4,636,650
EDP — Energias do Brasil SA	965,300	4,561,514
Enauta Participacoes SA	2,982,900	9,778,538
Engie Brasil Energia SA	547,850	6,176,687
Transmissora Alianca de Energia Eletrica SA	1,020,400	7,340,861

		37,807,712

China — 10.6%
Agile Group Holdings Ltd.	8,110,000	10,968,269
Agricultural Bank of China Ltd., Class H	11,650,000	4,801,090
Bank of China Ltd., Class H	11,756,000	4,814,775
China Construction Bank Corp., Class H	5,282,000	4,252,449
China Petroleum & Chemical Corp., Class H	11,014,000	6,323,666
China Power International Development Ltd.	19,209,999	4,019,597
Guangzhou R&F Properties Co. Ltd., Class H	4,622,000	7,182,714
Industrial & Commercial Bank of China Ltd., Class H	5,975,000	4,299,603
Seaspan Corp.	647,709	7,021,165
Shenzhen Investment Ltd.	15,946,000	6,286,684
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,846,000	4,685,594
Zhejiang Expressway Co. Ltd., Class H	4,048,000	3,320,954

		67,976,560

Czech Republic — 1.5%
CEZ AS	241,220	5,507,354
Komercni Banka AS	112,933	3,820,678

		9,328,032

Greece — 0.7%
OPAP SA	420,515	4,574,191

India — 3.9%
National Aluminium Co. Ltd.	12,770,520	8,174,141
REC Ltd.	4,413,056	8,698,098
Vedanta Ltd.	3,828,462	8,007,364

		24,879,603

Indonesia — 1.4%
Indo Tambangraya Megah Tbk PT	9,335,900	8,845,727

Malaysia — 3.1%
Berjaya Sports Toto Bhd	11,185,813	7,094,030
British American Tobacco Malaysia Bhd	526,900	2,373,162
Malayan Banking Bhd	2,472,500	5,088,788
Telekom Malaysia Bhd(a)	5,620,900	5,057,936

		19,613,916

Mexico — 1.5%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(a)	4,316,800	5,815,927
Nemak SAB de CV(b)	8,433,900	3,761,206

		9,577,133

Philippines — 1.7%
Globe Telecom Inc.	127,930	4,598,371
PLDT Inc.	288,040	6,243,846

		10,842,217

Poland — 0.8%
Powszechny Zaklad Ubezpieczen SA	550,650	5,333,294

Qatar — 2.9%
Barwa Real Estate Co.	5,706,417	5,328,586
Doha Bank QPSC	8,301,525	5,757,235

Security	Shares	Value

Qatar (continued)
United Development Co. QSC	18,733,953	$7,161,102

		18,246,923

Russia — 15.9%
Alrosa PJSC	4,286,400	4,984,758
Federal Grid Co. Unified Energy System PJSC	3,670,000,000	10,568,157
Magnitogorsk Iron & Steel Works PJSC	19,276,300	10,990,315
MMC Norilsk Nickel PJSC	43,033	12,014,348
Mobile TeleSystems PJSC, ADR	1,053,311	9,427,133
Moscow Exchange MICEX-RTS PJSC	4,040,050	5,992,172
Novolipetsk Steel PJSC, GDR	419,100	8,197,596
PhosAgro PJSC, GDR	356,068	4,479,335
Rostelecom PJSC	3,055,200	3,743,227
Severstal PJSC	963,852	13,271,323
Tatneft PJSC	567,610	6,628,336
VTB Bank PJSC	17,197,947,000	11,566,179

		101,862,879

South Africa — 7.8%
Astral Foods Ltd.	1,050,842	11,251,721
Coronation Fund Managers Ltd.	3,142,929	8,882,032
Foschini Group Ltd. (The)	349,976	4,042,608
MTN Group Ltd.	1,349,214	8,382,709
RMB Holdings Ltd.	770,436	4,064,563
Telkom SA SOC Ltd.	970,554	4,454,749
Truworths International Ltd.	1,043,058	3,709,405
Woolworths Holdings Ltd./South Africa	1,430,406	5,459,159

		50,246,946

Taiwan — 22.0%
Asustek Computer Inc.	918,000	6,227,460
AU Optronics Corp.	33,661,000	8,625,213
Casetek Holdings Ltd.	3,051,660	5,513,750
Chong Hong Construction Co. Ltd.	2,459,000	6,624,004
Chunghwa Telecom Co. Ltd.	1,236,000	4,547,626
Far EasTone Telecommunications Co. Ltd.	2,161,000	5,182,339
Farglory Land Development Co. Ltd.	5,470,263	6,954,524
Huaku Development Co. Ltd.	3,193,000	8,779,557
Inventec Corp.	8,662,475	6,289,013
Merry Electronics Co. Ltd.	864,943	4,233,718
Mitac Holdings Corp.	5,408,821	4,761,959
Nanya Technology Corp.	5,582,000	12,836,189
Novatek Microelectronics Corp.	703,000	4,526,470
Radiant Opto-Electronics Corp.	1,654,000	6,574,596
Simplo Technology Co. Ltd.	610,600	5,636,524
Sitronix Technology Corp.	1,211,000	7,240,420
Supreme Electronics Co. Ltd.	9,217,000	8,795,974
Systex Corp.	3,440,000	8,362,543
Taiwan Cement Corp.	2,954,464	3,925,956
Taiwan Mobile Co. Ltd.	1,237,000	4,612,260
Wistron NeWeb Corp.	1,756,707	4,385,924
WPG Holdings Ltd.	4,993,280	6,331,716

		140,967,735

Thailand — 7.4%
Advanced Info Service PCL, NVDR	669,100	5,074,479
Jasmine International PCL, NVDR	52,123,100	10,788,852
Kiatnakin Bank PCL, NVDR	3,123,000	6,774,516
Land & Houses PCL, NVDR	20,751,100	6,666,192
PTT Global Chemical PCL, NVDR(a)	2,646,800	4,470,502
Sansiri PCL, NVDR	193,886,066	7,320,090
Siam Cement PCL (The), NVDR	250,400	3,043,444

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Emerging Markets Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Thai Oil PCL, NVDR	1,563,700	$3,547,390

		47,685,465

Turkey — 4.1%
Eregli Demir ve Celik Fabrikalari TAS	8,632,482	9,882,878
Tofas Turk Otomobil Fabrikasi AS	2,002,643	7,845,734
Tupras Turkiye Petrol Rafinerileri AS	377,964	8,237,393

		25,966,005

United Arab Emirates — 3.4%
DAMAC Properties Dubai Co. PJSC(c)	27,036,258	6,338,003
Dubai Investments PJSC	25,965,991	9,120,052
Dubai Islamic Bank PJSC	4,538,462	6,536,829

		21,994,884

Total Common Stocks — 94.6% (Cost: $625,868,524)		605,749,222

Preferred Stocks

Brazil — 3.8%
Cia. de Transmissao de Energia Eletrica Paulista, Preference Shares, NVS	1,777,700	10,437,522
Cia. Energetica de Minas Gerais, Preference Shares, NVS	1,179,573	4,010,854
Telefonica Brasil SA, Preference Shares, NVS	735,500	9,725,075

		24,173,451

Russia — 1.2%
Bashneft PJSC, Preference Shares, NVS	290,419	7,841,658

Total Preferred Stocks — 5.0% (Cost: $29,868,323)		32,015,109

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(d)(e)(f)	3,993,810	$3,995,807
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(d)(e)	1,241,000	1,241,000

		5,236,807

Total Short-Term Investments — 0.8% (Cost: $5,236,538)		5,236,807

Total Investments in Securities — 100.4% (Cost: $660,973,385)		643,001,138

Other Assets, Less Liabilities — (0.4)%		(2,244,286)

Net Assets — 100.0%		$640,756,852

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	04/30/19	Net Activity	10/31/19	10/31/19	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	8,843,342	(4,849,532)	3,993,810	$3,995,807	$44,715	(b)	$2,074		$(1,857)
BlackRock Cash Funds: Treasury, SL Agency Shares	647,271	593,729	1,241,000	1,241,000	17,098		—		—

				$5,236,807	$61,813		$2,074		$(1,857)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	54	12/20/19	$2,812	$68,656

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Emerging Markets Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$68,656

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(511,421)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$61,635

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,788,597

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$605,749,222	$—	$—	$605,749,222
Preferred Stocks	32,015,109	—	—	32,015,109
Money Market Funds	5,236,807	—	—	5,236,807

	$643,001,138	$—	$—	$643,001,138

Derivative financial instruments(a)
Assets
Futures Contracts	$68,656	$—	$—	$68,656

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

October 31, 2019

		iShares
	iShares	Emerging
	Asia/Pacific	Markets
	Dividend ETF	Dividend ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$32,593,912	$637,764,331
Affiliated(c)	1,177,024	5,236,807
Cash	869	300
Foreign currency, at value(d)	78,430	450,389
Cash pledged:
Futures contracts	—	142,000
Receivables:
Securities lending income — Affiliated	211	2,744
Dividends	146,165	1,412,676
Tax reclaims	—	13,652

Total assets	33,996,611	645,022,899

LIABILITIES
Collateral on securities loaned, at value	1,160,415	3,987,300
Payables:
Variation margin on futures contracts	—	21,300
Investment advisory fees	13,296	257,447

Total liabilities	1,173,711	4,266,047

NET ASSETS	$32,822,900	$640,756,852

NET ASSETS CONSIST OF:
Paid-in capital	$45,765,088	$758,196,966
Accumulated loss	(12,942,188)	(117,440,114)

NET ASSETS	$32,822,900	$640,756,852

Shares outstanding	750,000	16,750,000

Net asset value	$43.76	$38.25

Shares authorized	500 million	500 million

Par value	$0.001	$0.001

(a) Securities loaned, at value	$1,103,119	$3,764,981
(b) Investments, at cost — Unaffiliated	$35,754,079	$655,736,847
(c) Investments, at cost — Affiliated	$1,177,000	$5,236,538
(d) Foreign currency, at cost	$77,754	$450,841

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Operations  (unaudited)

Six Months Ended October 31, 2019

		iShares
	iShares	Emerging
	Asia/Pacific	Markets
	Dividend ETF	Dividend ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,150,870	$27,113,825
Dividends — Affiliated	289	17,098
Interest — Unaffiliated	—	2,049
Securities lending income — Affiliated — net	2,317	44,715
Foreign taxes withheld	(29,188)	(3,369,742)
Other foreign taxes	—	(52,460)

Total investment income	1,124,288	23,755,485

EXPENSES
Investment advisory fees	79,773	1,416,890
Commitment fees	—	687

Total expenses	79,773	1,417,577

Net investment income	1,044,515	22,337,908

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(188,698)	(7,578,152)
Investments — Affiliated	431	2,074
In-kind redemptions — Unaffiliated	—	652,490
Futures contracts	—	(511,421)
Foreign currency transactions	(954)	(101,180)

Net realized loss	(189,221)	(7,536,189)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	202,058	(22,679,854)
Investments — Affiliated	(335)	(1,857)
Futures contracts	—	61,635
Foreign currency translations	3,973	23,711

Net change in unrealized appreciation (depreciation)	205,696	(22,596,365)

Net realized and unrealized gain (loss)	16,475	(30,132,554)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,060,990	$(7,794,646)

See notes to financial statements.

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares		iShares
	Asia/Pacific Dividend ETF		Emerging Markets Dividend ETF

	Six Months		Six Months
	Ended		Ended
	10/31/19	Year Ended	10/31/19	Year Ended
	(unaudited)	04/30/19	(unaudited)	04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,044,515	$1,923,742	$22,337,908	$28,554,227
Net realized loss	(189,221)	(2,381,788)	(7,536,189)	(6,409,551)
Net change in unrealized appreciation (depreciation)	205,696	31,107	(22,596,365)	(2,118,412)

Net increase (decrease) in net assets resulting from operations	1,060,990	(426,939)	(7,794,646)	20,026,264

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,060,681)	(2,001,628)	(25,495,584)	(25,266,684)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(4,551,969)	102,612,508	119,858,257

NET ASSETS
Total increase (decrease) in net assets	309	(6,980,536)	69,322,278	114,617,837
Beginning of period	32,822,591	39,803,127	571,434,574	456,816,737

End of period	$32,822,900	$32,822,591	$640,756,852	$571,434,574

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Financial Highlights

(For a share outstanding throughout each period)

	iShares Asia/Pacific Dividend ETF
	Six Months Ended
	10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$43.76		$46.83	$48.14	$43.26	$50.11	$57.27

Net investment income(a)	1.39		2.49	2.30	2.46	2.13	2.38
Net realized and unrealized gain (loss)(b)	0.02		(2.96)	(1.21)	4.38	(6.69)	(6.85)

Net increase (decrease) from investment operations	1.41		(0.47)	1.09	6.84	(4.56)	(4.47)

Distributions(c)
From net investment income		(1.41)	(2.60)	(2.40)	(1.96)	(2.23)	(2.69)
Return of capital	—		—	—	—	(0.06)	—

Total distributions		(1.41)	(2.60)	(2.40)	(1.96)	(2.29)	(2.69)

Net asset value, end of period	$43.76		$43.76	$46.83	$48.14	$43.26	$50.11

Total Return
Based on net asset value	3.30	%(d)	(0.83)%	2.19%	16.13%	(8.74)%	(8.04)%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	6.42	%(e)	5.65%	4.72%	5.38%	5.03%	4.47%

Supplemental Data
Net assets, end of period (000)	$32,823		$32,823	$39,803	$45,730	$56,243	$55,120

Portfolio turnover rate(f)	3	%(d)	46%	21%	37%	32%	40%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Emerging Markets Dividend ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$40.67		$41.91	$39.86	$33.87	$45.99	$48.33

Net investment income(a)	1.52		2.31	1.86	1.52	1.83	2.00
Net realized and unrealized gain (loss)(b)		(2.22)	(1.33)	2.24	6.06	(12.13)	(2.45)

Net increase (decrease) from investment operations		(0.70)	0.98	4.10	7.58	(10.30)	(0.45)

Distributions(c)
From net investment income		(1.72)	(2.22)	(2.05)	(1.59)	(1.76)	(1.89)
Return of capital	—		—	—	—	(0.06)	—

Total distributions		(1.72)	(2.22)	(2.05)	(1.59)	(1.82)	(1.89)

Net asset value, end of period	$38.25		$40.67	$41.91	$39.86	$33.87	$45.99

Total Return
Based on net asset value	(1.69	)%(d)	2.68%	10.50%	23.22%	(22.45)%	(0.91)%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.49%	0.49%	0.52%	0.68%	0.68%

Total expenses after fees waived	0.49	%(e)	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	7.73	%(e)	5.79%	4.42%	4.23%	5.31%	4.42%

Supplemental Data
Net assets, end of period (000)	$640,757		$571,435	$456,817	$298,932	$152,410	$211,562

Portfolio turnover rate(f)	6	%(d)	69%	55%	68%	67%	59%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia/Pacific Dividend	Diversified
Emerging Markets Dividend	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of October 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Asia/Pacific Dividend
Citigroup Global Markets Inc.	$57,313	$57,313		$—	$—
Morgan Stanley & Co. LLC	1,045,806	1,045,806		—	—

	$1,103,119	$1,103,119		$—	$—

Emerging Markets Dividend
Goldman Sachs & Co.	$1,290,018	$1,290,018		$—	$—
JPMorgan Securities LLC	2,356,184	2,356,184		—	—
JPMorgan Securities PLC	118,779	118,779		—	—

	$3,764,981	$3,764,981		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Asia/Pacific Dividend	0.49%
Emerging Markets Dividend	0.49

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses). For the iShares Emerging Markets Dividend ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through August 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended October 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Asia/Pacific Dividend	$641
Emerging Markets Dividend	10,997

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Asia/Pacific Dividend	$972,162	$1,010,842
Emerging Markets Dividend	97,199,576	37,109,001

For the six months ended October 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Emerging Markets Dividend	$47,067,696	$6,115,056

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Asia/Pacific Dividend	$9,021,924
Emerging Markets Dividend	79,179,629

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia/Pacific Dividend	$37,556,232	$1,946,611	$(5,731,907)	$(3,785,296)
Emerging Markets Dividend	677,598,352	43,949,898	(78,478,456)	(34,528,558)

9.	LINE OF CREDIT

The iShares Emerging Markets Dividend ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

At a meeting held on September 13, 2019, the Board approved extending the expiration date to October 21, 2020 with no changes to the terms of the credit agreement. The renewed credit agreement is expected to be effective on or around October 23, 2019.

The Fund did not borrow under the credit agreement during the six months ended October 31, 2019.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	10/31/19		04/30/19

iShares ETF	Shares	Amount	Shares	Amount

Asia/Pacific Dividend
Shares redeemed	—	$—	(100,000)	$(4,551,969)

Emerging Markets Dividend
Shares sold	3,000,000	$114,787,579	6,800,000	$267,584,101
Shares redeemed	(300,000)	(12,175,071)	(3,650,000)	(147,725,844)

Net increase	2,700,000	$102,612,508	3,150,000	$119,858,257

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal took place on November 19, 2019.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	21

Board Review and Approval of Investment Advisory Contract

I. iShares Asia/Pacific Dividend ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider and approve the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Directors) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Directors (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Directors, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Directors, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Directors. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Directors were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Directors, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Directors, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Emerging Markets Dividend ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider and approve the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	23

Board Review and Approval of Investment Advisory Contract  (continued)

and its committees (composed solely of Independent Directors) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Directors (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Directors, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Directors, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Directors. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Directors were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Directors, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Directors, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	25

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

GLOSSARY OF TERMS USED IN THIS REPORT	27

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-407-1019

Item 2.    Code of Ethics.

Not applicable to this semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.    Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.  Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.  Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date:	December 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date:	December 31, 2019

By: /s/ Neal Andrews
Neal Andrews, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	December 31, 2019